CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 98.3	$ 259.1	$ 183.3
Reconciliation to net cash provided by operating activities:
Depreciation	97.5	93.6	101.9
Amortization	481.1	354.3	180.0
Provision for inventory reserve	62.5	44.4	50.0
Share-based compensation	48.8	39.8	23.5
Deferred income tax benefit	(221.0)	(126.9)	(118.3)
(Gain) loss on equity method investments	(1.3)	4.5
Gain on sale of securities	(28.8)	(0.8)	(27.3)
Loss on asset sales and impairment, net	58.7	76.3	29.8
Loss on foreign exchange derivatives	70.4
Amortization of deferred financing costs	40.6
Increase in allowance for doubtful accounts	3.6	2.3	9.5
Accretion of preferred stock and contingent payment consideration	21.5	14.6	38.4
Contingent consideration fair value adjustment	(19.5)
Excess tax benefit from stock-based compensation	(13.7)	(14.6)
Other, net	3.3	(0.2)	11.3
Changes in assets and liabilities (net of effects of acquisitions):
Accounts receivable, net	371.1	(590.9)	(57.1)
Inventories	(6.2)	(282.2)	10.5
Prepaid expenses and other current assets	(41.6)	43.5	55.4
Accounts payable and accrued expenses	(222.7)	671.8	96.5
Deferred revenue	(14.9)	(8.7)	(10.6)
Income and other taxes payable	(130.6)	85.5	(20.8)
Other assets and liabilities	8.7	(33.4)	15.0
Total adjustments	567.5	372.9	387.7
Net cash provided by operating activities	665.8	632.0	571.0
Cash Flows From Investing Activities:
Additions to property and equipment	(137.5)	(126.7)	(56.6)
Additions to product rights and other intangibles	(9.0)	(18.7)	(10.9)
Additions to investments	(5.2)	(13.6)	(49.2)
Proceeds from sales of property and equipment	8.0	6.7	2.7
Proceeds from sales of marketable securities and other investments	58.9	6.1	104.9
Proceeds from sales of divested products	232.5
Acquisition of business, net of cash acquired	(5,742.8)	(575.1)	(67.5)
Investment in foreign exchange derivative	(156.7)
Other investing activities, net	2.8	2.3	2.5
Net cash used in investing activities	(5,749.0)	(719.0)	(74.1)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	5,665.5
Proceeds from borrowings on credit facility	375.0	400.0
Debt issuance costs	(77.8)
Payments on debt, including capital lease obligations	(679.7)	(428.8)	(459.7)
Proceeds from stock plans	18.8	54.9	54.7
Payment of contingent consideration	(105.3)	(4.5)
Repurchase of common stock	(16.1)	(14.2)	(6.3)
Acquisition of noncontrolling interest	(4.5)	(5.6)
Excess tax benefit from stock-based compensation	13.7	14.6
Net cash provided by (used in) financing activities	5,189.6	16.4	(411.3)
Effect of currency exchange rate changes on cash and cash equivalents	3.3	(2.9)	(4.2)
Net (decrease) increase in cash and cash equivalents	109.7	(73.5)	81.4
Cash and cash equivalents at beginning of period	209.3	282.8	201.4
Cash and cash equivalents at end of period	319.0	209.3	282.8
Cash paid during the year for:
Interest	56.7	48.9	49.4
Income taxes, net of refunds	$ 489.0	$ 223.4	$ 193.9